Cover	Aug. 12, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 is being filed in order to include (1) the unaudited condensed consolidated financial statements of FREYR AS, a private limited liability company organized under the laws of Norway (“FREYR Legacy”), as of June 30, 2021 and for the three and six months ended June 30, 2021 and 2020, (2) Management’s Discussion and Analysis of Financial Condition and Results of Operations of FREYR Legacy for the three and six months ended June 30, 2021 and 2020, (3) the unaudited condensed consolidated financial statements of Alussa Energy Acquisition Corp., a Cayman Islands exempted company (“Alussa”) as of June 30, 2021 and for the three and six months ended June 30, 2021 and 2020, (4) Management’s Discussion and Analysis of Financial Condition and Results of Operations of Alussa for the three and six months ended June 30, 2021 and 2020, and (5) the unaudited pro forma condensed combined financial information of FREYR as of and for the six months ended June 30, 2021.
Document Period End Date	Aug. 12, 2021
Entity File Number	001-40581
Entity Registrant Name	FREYR Battery
Entity Central Index Key	0001844224
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	412F, route D’Esch
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-2086
City Area Code	352
Local Phone Number	46 61 11 3721
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares No Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	FREY
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share for $11.50 per share
Trading Symbol	FREY WS
Security Exchange Name	NYSE